DEBT AND BORROWING ARRANGEMENTS - Components of Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Long-term debt
Fair Value Adjustments	$ (785)	$ (972)
Average Rate	3.40%	3.40%
Long-Term Debt, Including Current Maturities	$ 43,023	$ 37,507
Current maturities of long-term debt	648	1,960
Long-term debt	42,375	35,547
Long-term Debt, Fair Value	38,052	33,445
U.S. dollar notes due 2024-2093
Long-term debt
Long-term Debt	$ 26,931	$ 21,982
Average Rate	3.10%	3.20%
U.S. dollar debentures due 2026-2098
Long-term debt
Long-term Debt	$ 778	$ 788
Average Rate	4.80%	4.80%
Australian dollar notes due 2024
Long-term debt
Long-term Debt	$ 0	$ 374
Average Rate	0.00%	2.70%
Euro notes due 2024-2053
Long-term debt
Long-term Debt	$ 13,619	$ 12,888
Average Rate	3.10%	2.70%
Swiss franc notes due 2028
Long-term debt
Long-term Debt	$ 635	$ 684
Average Rate	6.70%	6.00%
Other, due through 2098
Long-term debt
Average Rate	7.10%	8.10%
Long-term debt	$ 1,845	$ 1,763
Other, due through 2098 | Bottling operations in Africa
Long-term debt
Long-term Debt	$ 1,249	$ 1,211